Note 19 - Fair Value Measurements and Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	December 31, 2022
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements:
Investment securities available for sale
Government National Mortgage Association mortgage-backed securities	$2,871	$--	$2,871	$--
Federal National Mortgage Association mortgage- backed securities	99	--	99	--
Total investment securities available for sale	$2,970	$--	$2,970	$--
Total recurring fair value measurements	$2,970	$--	$2,970	$--

Nonrecurring fair value measurements
Impaired loans	$1,860	$--	$--	$1,860
Total nonrecurring fair value measurements	$1,860	$--	$--	$1,860
	December 31, 2021
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements:
Investment securities available for sale
Government National Mortgage Association mortgage-backed securities	$3,882	$--	$3,882	$--
Federal National Mortgage Association mortgage- backed securities	151	--	151	--
Total investment securities available for sale	$4,033	$--	$4,033	$--
Total recurring fair value measurements	$4,033	$--	$4,033	$--

Nonrecurring fair value measurements
Impaired loans	$140	$--	$--	$140
Total nonrecurring fair value measurements	$140	$--	$--	$140

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	December 31, 2022
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$1,860	Appraisal of collateral (1)	Appraisal adjustments (2)	10%	(10%)

	December 31, 2021
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$140	Appraisal of collateral (1)	Appraisal adjustments (2)	8%	(8%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
			Fair Value Measurements at
			December 31, 2022
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Investment in interest-earning time deposits	$3,833	$3,907	$--	$--	$3,907
Loans held for sale	133,222	137,253	--	137,253	--
Loans receivable, net	621,864	600,186	--	--	600,186

Financial Liabilities
Deposits	549,248	551,157	351,297	--	199,860
FHLB long-term borrowings	66,022	65,846	--	--	65,846
FRB long-term borrowings	7,000	6,981	-	-	6,981
Subordinated debt	7,966	7,886	-	-	7,886
			Fair Value Measurements at
			December 31, 2021
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Investment in interest-earning time deposits	$7,924	$8,091	$--	$--	$8,091
Loans held for sale	107,823	112,843	--	112,843	--
Loans receivable, net	403,966	409,203	--	--	409,203

Financial Liabilities
Deposits	447,166	446,576	267,255	--	179,321
FHLB long-term borrowings	23,193	23,231	--	--	23,231
FRB long-term borrowings	3,895	3,895	-	-	3,895
Subordinated debt	7,933	8,312	-	-	8,312